Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	As of December 31, 2024	As of December 31, 2025
Balance sheet items, except for equity accounts	7.1884	7.0288

	For the Years Ended December 31,
	2023	2024	2025
Items in the consolidated statements of operations and comprehensive loss, and cash flows	7.0422	7.1205	7.1440

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:
Item	Useful lives	Ratio of residual values
Furniture, fixture and other equipment	3 years	5%
Electronic equipment	3 – 5 years	5%
Plant	Shorter of useful life or lease term	0%